Income Taxes (Components Of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
U.S. Federal	$ 50,197	$ 44,845	$ 24,308
State	6,338	5,515	2,448
Foreign	315
Current	48,540	37,635	24,784
Deferred	8,310	12,725	1,972
Income tax expense	$ 56,850	$ 50,360	$ 26,756